SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JULY 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

7-7      GER    5600     19.25            22.01         Bear Stearns
7-8        " "      5600     18.77            22.12                 " "
7-9      " "      5600       19.125          21.83                 " "
7-10      " "      5600     19.0625        21.86                 " "
7-13      " "      6400     18.8125        22.08                 " "
7-14      " "      6400     19.0625       22.43                 " "
7-15      " "      6400     19.415          22.47                 " "
7-16      " "      6400     19.37            22.55                 " "
7-17      " "      6400     19.7813        22.57                 " "
7-20      " "      6400     20.123          22.94                 " "
7-21      " "      6400     20.457          22.79                 " "
7-22      " "      6400     19.9824        22.59                 " "
7-23     " "      6400      19.9375        22.35                 " "
7-24      " "      6400     20.25            22.36                 " "
7-27      " "      6400     19.75            21.83                 " "
7-29      " "    12800    19.00             22.22                 " "
7-30      " "      6700     19.1875        22.08                 " "
7-31      " "      6700     19.375          21.88                 " "

The Germany Fund, Inc.
   ( Name of Registrant)

By Joseph Cheung - Treasurer
Date of Statement         8/10/98